UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Berwyn Fund
(Ticker Symbol: BERWX)

Berwyn Income Fund
(Ticker Symbol: BERIX)

Berwyn Cornerstone Fund
(Ticker Symbol: BERCX)

SEMI-ANNUAL REPORT
June 30, 2016

Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	22
Supplemental Information	31
Expense Examples	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the Berwyn Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.berwynfunds.com

Berwyn Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.8%
	BASIC MATERIALS – 11.6%
53,112	Deltic Timber Corp.	$3,565,409
186,458	KMG Chemicals, Inc.	4,846,043
278,534	Landec Corp.*	2,997,026
258,303	Stillwater Mining Co.*	3,063,474
		14,471,952
	COMMUNICATIONS – 3.3%
673,591	Vonage Holdings Corp.*	4,108,905

	CONSUMER, CYCLICAL – 17.3%
231,578	Callaway Golf Co.	2,364,411
421,070	China Automotive Systems, Inc.*	1,360,056
788,919	Christopher & Banks Corp.*	1,727,733
263,200	Crocs, Inc.*	2,968,896
120,000	Express, Inc.*	1,741,200
120,843	Hooker Furniture Corp.	2,596,916
132,296	Knoll, Inc.	3,212,147
584,605	Spartan Motors, Inc.	3,659,627
81,957	Winnebago Industries, Inc.	1,878,455
		21,509,441
	CONSUMER, NON-CYCLICAL – 9.4%
353,632	ACCO Brands Corp.*	3,653,018
115,215	Ennis, Inc.	2,209,824
31,345	MGP Ingredients, Inc.	1,198,319
196,465	Navigant Consulting, Inc.*	3,172,910
165,788	RPX Corp.*	1,520,276
		11,754,347
	ENERGY – 5.9%
696,251	Hallador Energy Co.	3,216,680
354,517	McDermott International, Inc.*1	1,751,314
410,850	Newpark Resources, Inc.*	2,378,821
		7,346,815
	FINANCIAL – 10.1%
130,000	Ashford Hospitality Trust, Inc. - REIT	698,100
407,409	Cedar Realty Trust, Inc. - REIT	3,027,049
170,408	Dime Community Bancshares, Inc.	2,898,640
515,447	Hallmark Financial Services, Inc.*	5,974,031
		12,597,820
	HEALTH CARE – 2.1%
84,715	Myriad Genetics, Inc.*	2,592,279

Berwyn Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL – 13.2%
798,689	Diana Shipping, Inc.*1	$1,940,814
77,202	Encore Wire Corp.	2,878,091
146,369	FreightCar America, Inc.	2,056,484
185,018	Graham Corp.	3,408,032
72,551	Granite Construction, Inc.	3,304,698
85,589	Methode Electronics, Inc.	2,929,711
		16,517,830
	TECHNOLOGY – 13.9%
64,537	Advanced Energy Industries, Inc.*	2,449,825
49,000	Intersil Corp. - Class A	663,460
151,477	Mercury Systems, Inc.*	3,765,718
67,300	Plexus Corp.*	2,907,360
231,191	Rudolph Technologies, Inc.*	3,590,396
79,211	ScanSource, Inc.*	2,939,520
135,725	Unisys Corp.*	988,078
		17,304,357
	TOTAL COMMON STOCKS (Cost $106,779,421)	108,203,746

	SHORT-TERM INVESTMENTS – 13.7%
17,141,013	Fidelity Institutional Government Portfolio, 0.26%	17,141,013

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,141,013)	17,141,013

	TOTAL INVESTMENTS – 100.5% (Cost $123,920,434)	125,344,759
	Liabilities in Excess of Other Assets – (0.5)%	(658,150)

	TOTAL NET ASSETS – 100.0%	$124,686,609

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Berwyn Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	17.3%
Technology	13.9%
Industrial	13.2%
Basic Materials	11.6%
Financial	10.1%
Consumer, Non-cyclical	9.4%
Energy	5.9%
Communications	3.3%
Health Care	2.1%
Total Common Stocks	86.8%
Short-Term Investments	13.7%
Total Investments	100.5%
Liabilities in Excess of Other Assets	(0.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Berwyn Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 20.3%
	BASIC MATERIALS – 0.7%
425,000	Alcoa, Inc.	$3,939,750
1,105,927	Gold Resource Corp.	3,970,278
101,000	Rio Tinto PLC - ADR	3,161,300
		11,071,328
	COMMUNICATIONS – 2.3%
2,233,000	Nokia OYJ - ADR	12,705,770
1,570,700	PC-Tel, Inc.[1]	7,397,997
310,000	Scripps Networks Interactive, Inc. - Class A	19,303,700
		39,407,467
	CONSUMER, CYCLICAL – 3.3%
92,000	Carnival Corp.[2]	4,066,400
300,000	Mattel, Inc.	9,387,000
1,073,383	Nintendo Co., Ltd. - ADR*	19,084,750
383,000	Sony Corp. - ADR	11,241,050
480,000	Superior Industries International, Inc.	12,854,400
		56,633,600
	CONSUMER, NON-CYCLICAL – 4.9%
956,000	Carlsberg A/S - ADR	18,211,800
1,338,642	CryoLife, Inc.	15,809,362
438,000	GlaxoSmithKline PLC - ADR	18,982,920
468,866	Landauer, Inc. [1]	19,298,525
140,000	Quest Diagnostics, Inc.	11,397,400
		83,700,007
	FINANCIAL – 0.9%
518,000	Bank of America Corp.	6,873,860
280,000	Mack-Cali Realty Corp. - REIT	7,560,000
		14,433,860
	INDUSTRIAL – 4.9%
927,000	Corning, Inc.	18,984,960
741,301	CTS Corp.	13,284,114
613,000	FLIR Systems, Inc.	18,972,350
750,000	Koninklijke Philips N.V.[2]	18,705,000
1,148,834	LSI Industries, Inc.	12,717,592
		82,664,016
	TECHNOLOGY – 2.5%
438,000	Brocade Communications Systems, Inc.	4,020,840
1,100,000	Pitney Bowes, Inc.	19,580,000
604,142	Tessera Technologies, Inc.	18,510,911
		42,111,751

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 0.8%
383,000	FirstEnergy Corp.	$13,370,530

	TOTAL COMMON STOCKS (Cost $317,581,497)	343,392,559

Principal Amount

	CORPORATE BONDS – 49.8%
	BASIC MATERIALS – 1.5%
$1,910,000	Aceto Corp. 2.000%, 11/1/2020[3,4]	1,771,525
10,829,000	Cliffs Natural Resources, Inc. 5.950%, 1/15/2018	10,233,405
2,349,000	Commercial Metals Co. 6.500%, 7/15/2017	2,425,343
10,781,000	Kinross Gold Corp. 3.625%, 9/1/2016[2]	10,756,624
		25,186,897
	COMMUNICATIONS – 11.4%
51,520,000	Ciena Corp. 0.875%, 6/15/2017[3]	50,908,200
7,415,000	Interpublic Group of Cos., Inc. 2.250%, 11/15/2017	7,462,856
135,000	New York Times Co. 6.625%, 12/15/2016	137,343
25,801,000	Nokia OYJ 6.625%, 5/15/2039[2]	27,284,558
30,714,000	Scripps Networks Interactive, Inc. 2.700%, 12/15/2016	30,945,707
40,317,000	Symantec Corp. 2.750%, 6/15/2017[5]	40,517,053
	Viacom, Inc.
25,380,000	2.500%, 12/15/2016	25,489,946
9,274,000	3.500%, 4/1/2017	9,405,839
		192,151,502
	CONSUMER, CYCLICAL – 10.6%
11,274,000	Allegiant Travel Co. 5.500%, 7/15/2019	11,527,665
20,430,000	Bed Bath & Beyond, Inc. 5.165%, 8/1/2044[5]	18,000,607
12,538,000	Brunswick Corp. 4.625%, 5/15/2021[4,5]	12,694,725
22,445,000	Costco Wholesale Corp. 1.125%, 12/15/2017	22,578,885

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$5,630,000	DR Horton, Inc. 4.750%, 5/15/2017	$5,746,079
5,432,000	Family Dollar Stores, Inc. 5.000%, 2/1/2021	5,757,920
3,511,000	JC Penney Corp., Inc. 5.750%, 2/15/2018	3,581,220
2,630,000	L Brands, Inc. 6.900%, 7/15/2017	2,789,115
3,372,000	Mattel, Inc. 2.500%, 11/1/2016	3,390,303
12,507,000	Newell Brands, Inc. 2.050%, 12/1/2017	12,608,107
4,722,000	Starbucks Corp. 0.875%, 12/5/2016	4,728,464
30,932,000	TiVo, Inc. 2.000%, 10/1/2021[3]	30,197,365
24,184,000	Wal-Mart Stores, Inc. 4.000%, 4/11/2043[5]	26,844,361
18,448,000	Wyndham Worldwide Corp. 2.950%, 3/1/2017[5]	18,602,465
		179,047,281
	CONSUMER, NON-CYCLICAL – 6.2%
5,805,000	ACCO Brands Corp. 6.750%, 4/30/2020[5]	6,146,044
24,262,000	Amgen, Inc. 2.500%, 11/15/2016	24,383,917
	Constellation Brands, Inc.
21,230,000	7.250%, 9/1/2016	21,362,687
3,825,000	7.250%, 5/15/2017	3,987,562
15,586,000	General Mills, Inc. 4.150%, 2/15/2043[5]	16,733,239
11,760,000	Halyard Health, Inc. 6.250%, 10/15/2022[5]	11,466,000
17,696,000	HealthSouth Corp. 5.750%, 11/1/2024[5]	17,766,784
2,240,000	Hershey Co. 1.500%, 11/1/2016	2,245,972
		104,092,205
	ENERGY – 2.3%
12,124,000	Pioneer Natural Resources Co. 6.650%, 3/15/2017	12,547,794
14,952,000	SEACOR Holdings, Inc. 2.500%, 12/15/2027[3,5]	14,615,580

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$11,823,000	Tesoro Corp. 4.250%, 10/1/2017[5]	$12,089,018
		39,252,392
	FINANCIAL – 1.3%
755,000	Kimco Realty Corp. 5.700%, 5/1/2017	782,126
	Spirit Realty Capital, Inc.
10,715,000	2.875%, 5/15/2019[3]	11,558,806
9,260,000	3.750%, 5/15/2021[3]	10,353,838
		22,694,770
	INDUSTRIAL – 4.7%
2,267,000	Chart Industries, Inc. 2.000%, 8/1/2018[3]	2,109,727
13,273,000	Corning, Inc. 1.450%, 11/15/2017	13,265,952
21,167,000	FLIR Systems, Inc. 3.750%, 9/1/2016	21,261,934
2,131,000	Jabil Circuit, Inc. 7.750%, 7/15/2016	2,133,131
	L-3 Communications Corp.
591,000	3.950%, 11/15/2016	597,171
36,090,000	1.500%, 5/28/2017	36,121,615
4,543,000	Tech Data Corp. 3.750%, 9/21/2017	4,655,130
		80,144,660
	TECHNOLOGY – 11.8%
24,124,000	Altera Corp. 1.750%, 5/15/2017	24,321,889
32,781,000	Apple, Inc. 3.850%, 5/4/2043	32,912,780
36,456,000	Brocade Communications Systems, Inc. 4.625%, 1/15/2023[5]	35,134,470
17,704,000	Dun & Bradstreet Corp. 3.250%, 12/1/2017	17,828,406
	NetApp, Inc.
21,874,000	2.000%, 12/15/2017	21,973,155
17,795,000	3.250%, 12/15/2022[5]	17,861,037
33,550,000	Nuance Communications, Inc. 2.750%, 11/1/2031[3,5]	33,843,562

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$14,429,000	Unisys Corp. 6.250%, 8/15/2017	$14,789,725
		198,665,024
	TOTAL CORPORATE BONDS (Cost $822,945,888)	841,234,731

Number of Shares

	PREFERRED STOCKS – 3.7%
	BASIC MATERIALS – 0.2%
108,083	Alcoa, Inc. 5.375%, 10/1/2017[3]	3,552,688

	ENERGY – 0.3%
220,679	Chesapeake Energy Corp. 5.000%, N/A3,6	5,516,975

	FINANCIAL – 2.0%
816,695	FelCor Lodging Trust, Inc. 1.950%, N/A3,6	20,572,547
252,836	New York Community Capital Trust V 6.000%, 11/1/2051[3]	12,758,105
		33,330,652
	TECHNOLOGY – 1.2%
727,243	Pitney Bowes, Inc. 6.700%, 3/7/2043[5]	19,846,461

	TOTAL PREFERRED STOCKS (Cost $73,288,682)	62,246,776

	SHORT-TERM INVESTMENTS – 26.6%
450,289,755	Fidelity Institutional Government Portfolio, 0.26%	450,289,755

	TOTAL SHORT-TERM INVESTMENTS (Cost $450,289,755)	450,289,755

	TOTAL INVESTMENTS – 100.4% (Cost $1,664,105,822)	1,697,163,821
	Liabilities in Excess of Other Assets – (0.4)%	(6,155,415)

	TOTAL NET ASSETS – 100.0%	$1,691,008,406

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Berwyn Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

*	Non-income producing security.
[1]	Affiliated company.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Convertible security.
[4]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $14,466,250.

[5]	Callable.
[6]	Perpetual security. Maturity date is not applicable.

See accompanying Notes to Financial Statements.

Berwyn Income Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Technology	11.8%
Communications	11.4%
Consumer, Cyclical	10.6%
Consumer, Non-cyclical	6.2%
Industrial	4.7%
Energy	2.3%
Basic Materials	1.5%
Financial	1.3%
Total Corporate Bonds	49.8%
Common Stocks
Consumer, Non-cyclical	4.9%
Industrial	4.9%
Consumer, Cyclical	3.3%
Technology	2.5%
Communications	2.3%
Financial	0.9%
Utilities	0.8%
Basic Materials	0.7%
Total Common Stocks	20.3%
Preferred Stocks
Financial	2.0%
Technology	1.2%
Energy	0.3%
Basic Materials	0.2%
Total Preferred Stocks	3.7%
Short-Term Investments	26.6%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.1%
	BASIC MATERIALS – 11.9%
57,650	Alcoa, Inc.	$534,415
90,000	Cliffs Natural Resources, Inc.*	510,300
21,000	Mosaic Co.	549,780
10,000	Nucor Corp.	494,100
		2,088,595
	COMMUNICATIONS – 3.0%
28,000	ADTRAN, Inc.	522,200

	CONSUMER, CYCLICAL – 15.2%
10,000	Carnival Corp.[1]	442,000
19,115	GameStop Corp. - Class A	508,077
17,695	General Motors Co.	500,768
30,000	PulteGroup, Inc.	584,700
22,000	Sony Corp. - ADR	645,700
		2,681,245
	CONSUMER, NON-CYCLICAL – 3.4%
14,000	GlaxoSmithKline PLC - ADR	606,760

	ENERGY – 10.4%
5,550	Chevron Corp.	581,806
15,000	Devon Energy Corp.	543,750
5,000	Helmerich & Payne, Inc.	335,650
13,330	Suncor Energy, Inc.[1]	369,641
		1,830,847
	FINANCIAL – 12.4%
20,800	Assured Guaranty Ltd.[1]	527,696
8,000	JPMorgan Chase & Co.	497,120
17,250	Unum Group	548,378
12,858	Wells Fargo & Co.	608,569
		2,181,763
	INDUSTRIAL – 14.7%
28,625	Corning, Inc.	586,240
18,625	FLIR Systems, Inc.	576,444
8,650	Itron, Inc.*	372,815
11,000	Jacobs Engineering Group, Inc.*	547,910
24,000	Joy Global, Inc.	507,360
		2,590,769
	TECHNOLOGY – 12.8%
68,760	BlackBerry Ltd.*1	461,380
15,000	CA, Inc.	492,450
29,645	Pitney Bowes, Inc.	527,681
10,000	Seagate Technology PLC[1]	243,600

Berwyn Cornerstone Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
26,000	Symantec Corp.	$534,040
		2,259,151
	UTILITIES – 5.3%
3,000	Exelon Corp.	109,080
17,335	FirstEnergy Corp.	605,165
6,000	PPL Corp.	226,500
		940,745
	TOTAL COMMON STOCKS (Cost $14,481,169)	15,702,075

	SHORT-TERM INVESTMENTS – 10.9%
1,918,899	Fidelity Institutional Government Portfolio, 0.26%	1,918,899

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,918,899)	1,918,899

	TOTAL INVESTMENTS – 100.0% (Cost $16,400,068)	17,620,974
	Liabilities in Excess of Other Assets – 0.0%	(4,032)

	TOTAL NET ASSETS – 100.0%	$17,616,942

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
SUMMARY OF INVESTMENTS
As of June 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Cyclical	15.2%
Industrial	14.7%
Technology	12.8%
Financial	12.4%
Basic Materials	11.9%
Energy	10.4%
Utilities	5.3%
Consumer, Non-cyclical	3.4%
Communications	3.0%
Total Common Stocks	89.1%
Short-Term Investments	10.9%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2016 (Unaudited)

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Assets:
Investments, at cost	$123,920,434	$1,633,925,730	$16,400,068
Investments in affiliated issuers, at cost	-	30,180,092	-
Investments, at value	$125,344,759	$1,670,467,299	$17,620,974
Investments in affiliated issuers, at value	-	26,696,522	-
Receivables:
Investment securities sold	700,643	1,810,881	-
Fund shares sold	11,028	1,114,946	100
Dividends and interest	22,596	7,823,758	19,581
Prepaid expenses	18,250	17,800	18,308
Prepaid offering costs	14,948	14,948	14,948
Total assets	126,112,224	1,707,946,154	17,673,911

Liabilities:
Payables:
Investment securities purchased	946,727	14,629,725	-
Fund shares redeemed	296,005	1,218,632	-
Advisory fees	94,758	679,781	1,873
Offering costs - Advisor	29,598	29,598	29,598
Transfer agent fees and expenses	14,093	118,159	4,737
Fund administration fees	7,840	98,409	3,138
Fund accounting fees	7,322	48,372	1,296
Auditing fees	6,033	6,033	5,530
Custody fees	2,567	19,458	1,334
Legal fees	1,118	1,230	1,076
Chief Compliance Officer fees	749	747	749
Offering costs - Related Parties	360	360	360
Trustees' fees and expenses	337	429	199
Accrued other expenses	18,108	86,815	7,079
Total liabilities	1,425,615	16,937,748	56,969

Net Assets	$124,686,609	$1,691,008,406	$17,616,942

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$113,647,562	$1,676,876,838	$16,540,516
Accumulated net investment income (loss)	(283,786)	(326,190)	196,942
Accumulated net realized gain (loss) on investments	9,898,508	(18,600,241)	(341,422)
Net unrealized appreciation on investments	1,424,325	33,057,999	1,220,906
Net Assets	$124,686,609	$1,691,008,406	$17,616,942

Number of shares issued and outstanding	4,416,877	127,123,145	1,187,757
Net asset value per share	$28.23	$13.30	$14.83

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2016 (Unaudited)

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund

Investment Income:
Dividends (net of foreign withholding taxes of $0, $297,673 and $1,407, respectively)	$591,265	$9,569,876	$296,566
Interest	17,592	13,324,712	3,145
Total investment income	608,857	22,894,588	299,711

Expenses:
Advisory fees	679,668	4,193,172	72,066
Fund administration fees	72,684	739,432	21,275
Transfer agent fees and expenses	44,660	369,503	11,132
Registration fees	28,056	46,638	23,661
Shareholder reporting fees	15,811	84,462	4,004
Trustees' fees and expenses	12,445	13,850	12,220
Auditing fees	12,417	12,417	9,009
Custody fees	9,752	59,587	2,776
Legal fees	9,243	10,044	9,142
Fund accounting fees	7,536	51,140	1,474
Chief Compliance Officer fees	6,306	6,306	6,306
Insurance fees	4,809	15,135	1,079
Offering costs	2,990	2,990	2,990
Interest expense (Note 10)	1,333	-	-
Miscellaneous	-	4,150	414

Total expenses	907,710	5,608,826	177,548
Advisory fees waived	(15,067)	(11,325)	(72,066)
Other expenses absorbed	-	-	(2,677)
Net expenses	892,643	5,597,501	102,805
Net investment income (loss)	(283,786)	17,297,087	196,906

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	10,324,642	22,506,182	254,668
Net change in unrealized appreciation/depreciation on investments	(3,134,000)	34,845,570	1,389,135
Net realized and unrealized gain on investments	7,190,642	57,351,752	1,643,803

Net Increase in Net Assets from Operations	$6,906,856	$74,648,839	$1,840,709

See accompanying Notes to Financial Statements.

Berwyn Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(283,786)	$(1,166,025)
Net realized gain on investments	10,324,642	4,469,337
Net change in unrealized appreciation/depreciation on investments	(3,134,000)	(38,532,858)
Net increase (decrease) in net assets resulting from operations	6,906,856	(35,229,546)

Distributions to Shareholders:
From net realized gain	-	(3,673,986)
Total distributions to shareholders	-	(3,673,986)

Capital Transactions:
Net proceeds from shares sold	3,473,083	22,602,457
Reinvestment of distributions	-	3,606,760
Cost of shares redeemed[1]	(54,281,576)	(164,817,956)
Net decrease in net assets from capital transactions	(50,808,493)	(138,608,739)

Total decrease in net assets	(43,901,637)	(177,512,271)

Net Assets:
Beginning of period	168,588,246	346,100,517
End of period	$124,686,609	$168,588,246

Accumulated net investment loss	$(283,786)	$-

Capital Share Transactions:
Shares sold	135,086	732,929
Shares reinvested	-	133,091
Shares redeemed	(2,048,208)	(5,421,903)
Net decrease from capital share transactions	(1,913,122)	(4,555,883)

[1]	Net of redemption fee proceeds of $496 and $14,168 respectively.

See accompanying Notes to Financial Statements.

Berwyn Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$17,297,087	$48,269,857
Net realized gain (loss) on investments	22,506,182	(22,163,466)
Net change in unrealized appreciation/depreciation on investments	34,845,570	(93,887,494)
Net Increase from Payment by Advisor due to the Disposal
of Investments in Violation of Investment Restrictions (Note 4)	-	-
Net increase (decrease) in net assets resulting from operations	74,648,839	(67,781,103)

Distributions to Shareholders:
From net investment income	(17,303,697)	(48,929,980)
From net realized gains	-	(366,480)
Total distributions to shareholders	(17,303,697)	(49,296,460)

Capital Transactions:
Net proceeds from shares sold	154,838,118	308,146,677
Reinvestment of distributions	16,459,190	46,909,791
Cost of shares redeemed[1]	(279,727,463)	(1,069,327,623)
Net decrease in net assets from capital transactions	(108,430,155)	(714,271,155)

Total decrease in net assets	(51,085,013)	(831,348,718)

Net Assets:
Beginning of period	1,742,093,419	2,573,442,137
End of period	$1,691,008,406	$1,742,093,419

Accumulated net investment loss	$(326,190)	$(319,580)

Capital Share Transactions:
Shares sold	11,808,701	22,916,492
Shares reinvested	1,245,036	3,562,044
Shares redeemed	(21,515,181)	(79,999,142)
Net decrease from capital share transactions	(8,461,444)	(53,520,606)

[1]	Net of redemption fee proceeds of $4,648 and $145,207, respectively.
See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$196,906	$150,303
Net realized gain (loss) on investments	254,668	(576,020)
Net change in unrealized appreciation/depreciation on investments	1,389,135	(2,614,682)
Net increase (decrease) in net assets resulting from operations	1,840,709	(3,040,399)

Distributions to Shareholders:
From net investment income	-	(150,267)
Total distributions to shareholders	-	(150,267)

Capital Transactions:
Net proceeds from shares sold	1,043,092	1,890,834
Reinvestment of distributions	-	148,955
Cost of shares redeemed[1]	(2,083,747)	(3,628,588)
Net decrease in net assets from capital transactions	(1,040,655)	(1,588,799)

Total increase (decrease) in net assets	800,054	(4,779,465)

Net Assets:
Beginning of period	16,816,888	21,596,353
End of period	$17,616,942	$16,816,888

Accumulated net investment income	$196,942	$36

Capital Share Transactions:
Shares sold	72,527	133,014
Shares reinvested	-	11,100
Shares redeemed	(148,171)	(245,288)
Net decrease from capital share transactions	(75,644)	(101,174)

[1]	Net of redemption fee proceeds of $0 and $10, respectively.

See accompanying Notes to Financial Statements.

Berwyn Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value, beginning of period	$26.63		$31.79		$39.68		$32.02	$28.76	$28.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.05)		(0.18)		(0.13)		(0.08)	0.06	-	[2]
Net realized and unrealized
gain (loss) on investments	1.65		(4.39)		(1.64)		11.46	5.25	0.97
Total from investment operations	1.60		(4.57)		(1.77)		11.38	5.31	0.97

Less Distributions:
From net investment income	-		-		-		-	(0.06)	-
From net realized gain	-		(0.59)		(6.12)		(3.73)	(2.01)	(0.50)
Total distributions	-		(0.59)		(6.12)		(3.73)	(2.07)	(0.50)

Redemption fee proceeds	-	[1,2]	-	[2]	-	[2]	0.01	0.02	0.01

Net asset value, end of period	$28.23		$26.63		$31.79		$39.68	$32.02	$28.76

Total return[3]	6.01%	[4]	(14.41)%		(4.62)%		35.58%	18.67%	3.45%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$124,687		$168,588		$346,101		$518,888	$301,639	$226,577

Ratio of expenses to average net assets:
Before fees waived	1.34%	[5]	1.22%		1.16%		1.18%	1.19%	1.21%
After fees waived	1.32%	[5,6]	1.22%		1.16%		1.18%	1.19%	1.21%
Ratio of net investment income (loss) to average net assets:
Before fees waived	(0.44)%	[5]	(0.44)%		(0.33)%		(0.23)%	0.20%	(0.02)%
After fees waived	(0.42)%	[5]	(0.44)%		(0.33)%		(0.23)%	0.20%	(0.02)%

Portfolio turnover rate	5%	[4]	11%		17%		29%	30%	30%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
Effective May 1, 2016, the advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.22% of the average daily net assets of the Fund’s shares. Please see Note 4 for more information.

See accompanying Notes to Financial Statements.

Berwyn Income Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011
Net asset value, beginning of period	$12.85		$13.61		$14.01		$13.15		$12.87		$13.26
Income from Investment Operations:
Net investment income[1]	0.13		0.31		0.32		0.30		0.38		0.44
Net realized and unrealized gain (loss) on investments	0.46		(0.76)		0.15		1.76		0.63		(0.04)
Total from investment operations	0.59		(0.45)		0.47		2.06		1.01		0.40

Less Distributions:
From net investment income	(0.14)		(0.31)		(0.34)		(0.30)		(0.38)		(0.44)
From net realized gain	-		-	[2]	(0.53)		(0.90)		(0.35)		(0.35)
Total distributions	(0.14)		(0.31)		(0.87)		(1.20)		(0.73)		(0.79)

Redemption fee proceeds	-	[1,2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$13.30		$12.85		$13.61		$14.01		$13.15		$12.87

Total return[3]	4.57%	[4]	(3.30)%	[5]	3.32%		15.83%		7.96%		3.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,691,008		$1,742,093		$2,573,442		$2,117,384		$1,446,735		$1,311,981

Ratio of expenses to average net assets:
Before fees waived	0.67%	[6]	0.64%		0.61%		0.63%		0.64%		0.65%
After fees waived	0.67%	[6,7]	0.64%		0.61%		0.63%		0.64%		0.65%
Ratio of net investment income to average net assets:
Before fees waived	2.06%	[6]	2.18%		2.28%		2.22%		2.85%		3.32%
After fees waived	2.06%	[6]	2.18%		2.28%		2.22%		2.85%		3.32%

Portfolio turnover rate	38%	[4]	45%		45%		64%		51%		71%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]
The Fund received payment from the Advisor of $1,601,595 for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.07% (Note 4).

[6]	Annualized.
[7]
Effective May 1, 2016, the advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.64% of the average daily net assets of the Fund’s shares. Please see Note 4 for more information.

See accompanying Notes to Financial Statements.

Berwyn Cornerstone Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2016 (Unaudited)
			For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Year Ended December 31, 2011

Net asset value, beginning of period	$13.31		$15.83		$17.62		$13.95		$12.93		$13.42
Income from Investment Operations:
Net investment income[1]	0.16		0.12		0.12		0.14		0.17		0.14
Net realized and unrealized
gain (loss) on investments	1.36		(2.52)		(0.28)		5.24		1.50		(0.49)
Total from investment operations	1.52		(2.40)		(0.16)		5.38		1.67		(0.35)

Less Distributions:
From net investment income	-		(0.12)		(0.12)		(0.14)		(0.17)		(0.14)
From net realized gain	-		-		(1.51)		(1.57)		(0.48)		-
Total distributions	-		(0.12)		(1.63)		(1.71)		(0.65)		(0.14)

Redemption fee proceeds	-	[1,2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$14.83		$13.31		$15.83		$17.62		$13.95		$12.93

Total return[3]	11.42%	[4]	(15.16)%		(0.97)%		38.64%		13.02%		(2.59)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,617		$16,817		$21,596		$19,760		$13,790		$11,020

Ratio of expenses to average net assets:
Before fees waived	2.09%	[5]	1.81%		1.68%		1.76%		1.89%		1.95%
After fees waived	1.21%	[5,6]	1.25%		1.25%		1.25%		1.25%		1.25%
Ratio of net investment income to average net assets:
Before fees waived	1.44%	[5]	0.24%		0.28%		0.34%		0.62%		0.42%
After fees waived	2.32%	[5]	0.80%		0.71%		0.85%		1.26%		1.12%

Portfolio turnover rate	19%	[4]	30%		38%		32%		22%		22%

[1]	Based on average daily shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.
[6]
The Advisor has voluntarily agreeed to waive a portion of its fees and/or to reimburse the Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) above 1.15% during the Fund’s first twelve months of operations from Inception date of May 1, 2016,  and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period. Prior to May 1, 2016, the Advisor had contractually agreed to waive Management Fees and/or reimburse Fund expenses so that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) did not exceed 1.25% of the Fund’s average daily net assets. Please see Note 4 for more information.

See accompanying Notes to Financial Statements.

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

Note 1 – Organization
Berwyn Fund (the ‘‘Berwyn Fund’’), Berwyn Income Fund (the ‘‘ Berwyn Income Fund’’) and Berwyn Cornerstone Fund (the “Berwyn Cornerstone Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Berwyn Fund and the Berwyn Cornerstone Fund are non-diversified funds. The Berwyn Income Fund is a diversified fund.

The Berwyn Fund’s primary investment objective is to seek long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 4, 1984.

The Berwyn Income Fund’s primary investment objective is to provide investors with current income; seeking to preserve capital is a secondary consideration. The Fund commenced investment operations on September 3, 1987.

The Berwyn Cornerstone Fund’s primary investment objective is to achieve long-term capital appreciation; current income is a secondary consideration. The Fund commenced investment operations on May 1, 2002.

On April 29, 2016, the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (each a “Successor Fund” and collectively the “Successor Funds”) acquired all the assets and liabilities of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, each a series of The Berwyn Funds (each, a “Predecessor Fund” and collectively the “Predecessor Funds”). Shareholders received equivalent shares of each corresponding Successor Fund. Each Fund adopted the prior performance and financial history of its respective Predecessor Fund. As a result of the reorganization, each Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Funds are included in these financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2013 through 2015, and as of and during the six months ended June 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Berwyn Fund and the Berwyn Cornerstone Fund will make distributions of net investment income and capital gains, if any, at least annually. The Berwyn Income Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

(e) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Reorganization Information
On March 31, 2016, beneficial owners of the Berwyn Fund, Berwyn Income Fund and the Berwyn Cornerstone Fund, each a series of The Berwyn Funds, a Delaware statutory trust (the “Berwyn Trust”) approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively. The Plan of Reorganization was approved by the Trust’s Board on January 15, 2016 and by the Berwyn Trust Board on January 19, 2016. This tax-free reorganization was accomplished on April 29, 2016 (the “Closing Date”), by exchanging the assets and liabilities of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund for shares of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively.

Each Successor Fund has substantially similar investment objectives, investment policies and restrictions as its corresponding Predecessor Fund and continues to be managed by the same investment management team that previously managed each Predecessor Fund.

Shares of the Berwyn Fund were exchanged for 4,670,091 shares of the Berwyn Fund (valued at $128,575,370), shares of the Berwyn Income Fund were exchanged for 127,494,319 shares of the Berwyn Income Fund (valued at $1,695,465,759), and shares of the Berwyn Cornerstone Fund were exchanged for 1,247,073 shares of the Berwyn Cornerstone Fund (valued at $ 18,335,962).

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Chartwell Investment Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 1.00%, 0.50% and 0.85%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that the total annual Fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.22%, 0.64% and 1.25% of the average daily net assets of the Berwyn Fund, the Berwyn Income Fund and Berwyn Cornerstone Fund, respectively. The agreement is effective until April 29, 2018 and may be terminated after the initial two year period only by the Board of Trustees. After the initial two year period this agreement is in effect, the Advisor is permitted to seek reimbursement from the Funds for a period ending three full fiscal years following the fiscal year in which such reimbursements occurred if the Advisor so requests.

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

The Advisor also voluntarily agreed to waive a portion of its fees and/or to reimburse the Berwyn Cornerstone Fund for expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) above 1.15% during the Berwyn Cornerstone Fund’s first twelve months of operations from Inception date of May 1, 2016, and the Advisor will not seek recoupment of any advisory fees waived or expenses absorbed during such period.

Prior to the close of business on April 29, 2016, investment advisory services were provided to the Predecessor Funds by The Killen Group, Inc. (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for each of the Predecessor Funds. The investment advisory fees, which were computed daily and paid monthly, were payable at the following annual rates for the Predecessor Funds, calculated as a percentage of each particular Fund’s average daily net assets: Berwyn Fund, 1.00% of the first $500 million, 0.95% of the next $500 million and 0.90% of assets over $1 billion; Berwyn Income Fund, 0.50% of the first $1.75 billion, 0.48% of the next $1.75 billion and 0.46% of assets over $3.5 billion; and Berwyn Cornerstone Fund, 0.85%.

From January 1, 2016 to the close of business on April 29, 2016, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Berwyn Cornerstone Fund’s operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.25%. For the period January 1, 2016 through April 29, 2016 the Previous Advisor waived it advisory fees and absorbed other expenses totaling $53,123 for the Berwyn Cornerstone Fund. The Berwyn Fund and Berwyn Income Fund did not have an expense limitation during this time period.

The Advisor and the officers of the Advisor, together with their families, owned 446,366 shares, 370,921 shares and 267,944 shares of the Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, as of June 30, 2016.

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Prior to the close of business on April 29, 2016, UItimus Fund Distributors, LLC served as the Funds’ distributor; Ultimus Fund Solutions, LLC served as the Predecessor Funds’ administrator, transfer agent and fund accounting agent; and U.S. Bank, N.A. served as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2016, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on April 29, 2016, an officer of the Previous Advisor served as the Berwyn Trust’s CCO and each Predecessor Fund paid a portion of the CCO’s compensation. The Funds’ allocated fees incurred for CCO services for the periods ended June 30, 2016, are reported on the Statement of Operations

During the year ended December 31, 2015, the Previous Advisor fully reimbursed $1,601,595 to the Berwyn Income Fund for losses realized on the disposal of investments purchased in violation of an investment restriction.

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Note 5 – Federal Income Taxes
At June 30, 2016, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Cost of investments	$124,346,568	$1,665,415,587	$16,410,826

Gross unrealized appreciation	$21,453,079	$64,466,825	$2,278,349
Gross unrealized depreciation	(20,454,888)	(32,718,591)	(1,068,201)
Net unrealized appreciation on investments	$998,191	$31,748,234	$1,210,148

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund
Undistributed ordinary income	$-	$-	$36
Undistributed long-term capital gains	-	-	-
Accumulated earnings	-	-	36

Accumulated capital and other losses	-	(39,796,658)	(585,512)
Net unrealized appreciation (depreciation) on investments	4,132,191	(3,097,336)	(178,807)
Other Temporary Differences	-	(319,580)	-
Total accumulated earnings (deficit)	$4,132,191	$(42,213,574)	$(764,283)

The tax character of distributions paid during the fiscal year ended December 31, 2015, and December 31, 2014 were as follows:

	Berwyn Fund		Berwyn Income Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$-	$2,560,867	$48,929,980	$61,452,155
Net long-term capital gains	3,673,986	55,315,473	366,480	95,884,086
Total distributions paid	$3,673,986	$57,876,340	$49,296,460	$157,336,241

	Berwyn Cornerstone Fund
	2015	2014
Distributions paid from:
Ordinary Income	$150,267	$153,559
Net long-term capital gains	-	1,884,946
Total distributions paid	$150,267	$2,038,505

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

At December 31, 2015 the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
Fund	Short-Term	Long-Term	Total
Berwyn Fund	$-	$-	$-
Berwyn Income Fund	29,755,146	10,041,512	39,796,658
Berwyn Cornerstone Fund	-	585,512	585,512

Note 6 – Redemption Fee
Effective May 1, 2016, the Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to the close of business on April 29, 2016, each of the Predecessor Funds imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the six months ended June 30, 2016 and the year ended December 31, 2015, redemption fees were as follows:

	June 30, 2016	December 31, 2015
Berwyn Fund	$496	$14,168
Berwyn Income Fund	4,648	145,207
Berwyn Cornerstone Fund	-	10

Note 7 – Investment Transactions
For the six months ended June 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Berwyn Fund	$7,006,901	$72,588,927
Berwyn Income Fund	488,477,388	849,870,182
Berwyn Cornerstone Fund	2,865,896	3,347,012

Note 8 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2016, in valuing the Funds’ assets carried at fair value:

Berwyn Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$108,203,746	$-	$-	$108,203,746
Short-Term Investments	17,141,013	-	-	17,141,013
Total Investments	$125,344,759	$-	$-	$125,344,759

Berwyn Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks[1]	$343,392,559	$-	$-	$343,392,559
Corporate Bonds[2]	-	841,234,731	-	841,234,731
Preferred Stocks[1]	62,246,776	-	-	62,246,776
Short-Term Investments	450,289,755	-	-	450,289,755
Total Investments	$855,929,090	$841,234,731	$-	$1,697,163,821

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

Berwyn Cornerstone Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$15,702,075	$-	$-	$15,702,075
Short-Term Investments	1,918,899	-	-	1,918,899
Total Investments	$17,620,974	$-	$-	$17,620,974

[1]
All common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Schedule of Investments.

[2]	All corporate bonds held in the Berwyn Income Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Note 10 – Line of Credit
Prior to close of business on April 29, 2016, the Berwyn Fund had an uncommitted $8,000,000 senior secured line of credit with U.S. Bank, N.A. Berwyn Income Fund had an uncommitted $50,000,000 senior secured line of credit with U.S. Bank, N.A. Berwyn Cornerstone Fund had an uncommitted $750,000 senior secured line of credit with U.S. Bank, N.A. Borrowings under these arrangements incurred interest at a rate per annum equal to the bank’s prime rate minus 0.50% at the time of borrowing. For the period January 1, 2016 through April 29, 2016, the Berwyn Fund incurred $1,333 of interest expense. The Berwyn Income Fund and Berwyn Cornerstone Fund did not borrow under their respective lines of credit during the period January 1, 2016 through April 29, 2016. As of April 29, 2016, the Berwyn Fund had no outstanding borrowings. The average outstanding borrowings and average interest rate for the 3 days with borrowings by the Berwyn Fund during the period January 1, 2016 through April 29, 2016 were $5,333,333 and 3.00%, respectively.

Note 11 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which a Fund has ownership of a least 5% of the voting securities or any other investment which is advised by or sponsored by the Advisor. Issuers that are affiliates of the Berwyn Income Fund at period-end are noted in the Berwyn Income Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value			Net	Unrealized		Interest/Income
Security	Beginning		Sales	Realized	Appreciation	Value End	Credited
Description	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	to Income
PC-Tel, Inc.	$7,376,078	$-	$(478,220)	$(231,475)	$731,614	$7,397,997	$161,056
Landauer, Inc.	15,758,738	2,301,082	(3,019,877)	160,447	4,098,135	19,298,525	275,506

Berwyn Funds
NOTES TO FINANCIAL STATEMENTS - Continued
June 30, 2016 (Unaudited)

	Principal Amount/Shares			Principal Amount/Shares
Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
PC-Tel, Inc.	1,621,116	-	(50,416)	1,570,700
Landauer, Inc.	478,698	77,133	(86,965)	468,866

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on March 8-10, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Chartwell Investment Partners, LLC (the “Investment Advisor”) with respect to the Berwyn Fund, Berwyn Income Fund (the “Income Fund”), and Berwyn Cornerstone Fund (the “Cornerstone Fund”) series of the Trust (collectively the “Funds”) for an initial two-year term, in connection with the reorganization of corresponding series of The Berwyn Funds (the “Predecessor Berwyn Fund,” the “Predecessor Income Fund,” and the “Predecessor Cornerstone Fund,” respectively, and together the “Predecessor Funds”) into the Funds. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval is in the best interests of each Fund and its shareholders.

Background
In advance of the meeting, the Board received information about each Fund, each Predecessor Fund, and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, and information about the Predecessor Funds from The Berwyn Funds and The Killen Group, Inc. (the “Previous Advisor”), the investment advisor to the Predecessor Funds, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Funds; reports comparing the performance of each of the Predecessor Funds with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2015; and reports comparing the proposed investment advisory fees and total expenses of each Fund to those of its Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year with respect to the Investment Advisor at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Predecessor Fund. In reviewing such information, the Trustees considered that the Investment Advisor had agreed to acquire the Previous Advisor simultaneously with the reorganizations of the Predecessor Funds into the Funds, and as a result, the portfolio management personnel who had managed each Predecessor Fund as employees of the Previous Advisor would manage the corresponding Fund as employees of the Investment Advisor. With respect to the performance results of the Predecessor Funds, the meeting materials indicated the following:

•	The total return of the Predecessor Berwyn Fund for the one-year period was below the return of the Russell 2000 Index, the Small Blend Fund Universe median return, and the Peer Group median return by 10.00%, 9.54%, and 8.33%, respectively. The Fund’s annualized total return for the three-year period was below the return of the Russell 2000 Index, the Peer Group median return, and the Fund Universe median return by 8.21%, 7.81%, and 7.50%, respectively. The five-year annualized total return for the Fund was below the return of the Russell 2000 Index, the Peer Group median return, and the Fund Universe median return by 2.87%, 2.47%, and 2.25%, respectively. The Fund’s annualized total return for the ten-year period was below the return of the Russell 2000 Index, the Fund Universe median return, and the Peer Group median return by 1.84%, 1.36%, and 0.84%, respectively.

Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Trustees noted, however, that in 2008, 2009, 2011, and 2012, the Fund’s returns had exceeded the returns of the Russell 2000 Index; the Fund had received a four-star rating from Morningstar from 2009 through 2013; as highlighted by the Investment Advisor, significant underperformance in 2014 and 2015 was the primary reason for the Fund’s underperformance in the one-, three-, five-, and ten-year periods; and as noted by Morningstar, the Fund’s large microcap exposure and its value tilt negatively affected the Fund’s performance as both were out of favor in 2015 relative to stocks with larger capitalizations and those with more of a growth orientation.

•	The Predecessor Income Fund’s annualized total returns for the three-, five-, and ten-year periods were above the returns of the Citi U.S. Broad Investment-Grade Bond Index, the Conservative Allocation Fund Universe median returns, and the Peer Group median returns. For the one-year period, the Fund’s total return was below the return of the Citi Index, the Fund Universe median return, and the Peer Group median return by 3.83%, 1.28%, and 1.13%, respectively. In reviewing the returns for the one-year period, the Trustees noted Morningstar’s observations that the Fund’s consistent risk management practice resulted in one of the least volatile returns during the year for fund in the Fund Universe, and that the Fund’s risk management, as measured by standard deviation, is in or very near the top quartile for all time periods relative to the Peer Group and the Fund Universe.

•	The Predecessor Cornerstone Fund’s annualized total return for the ten-year period was above the median return of the Peer Group, but below the return of the S&P MidCap 400 Index and the Large Value Fund Universe median return by 3.81% and 1.45%, respectively. For the one-year period, the Fund’s return was below the return of the S&P Index, the Fund Universe median return, and the Peer Group median return by 12.98%, 11.64%, and 7.82%, respectively. The Fund’s annualized total return for the three-year period was below the return of the S&P Index, the Fund Universe median return, and the Peer Group median return by 7.54%, 7.06%, and 6.30%, respectively. The five-year annualized total return for the Fund was below the return of the S&P Index, the Fund Universe median return, and the Peer Group median return by 5.58%, 5.08%, and 3.91%, respectively.

The Trustees noted, however, that in 2006, 2008, and 2011, the Fund’s returns had exceeded the returns of the S&P MidCap 400 Index; the Fund had received a four-star rating from Morningstar from 2008 through 2011; as noted by the Investment Advisor, the Fund’s underperformance over each time period resulted primarily from the Fund’s investments in the energy and materials sectors in 2014 and 2015; and as observed by Morningstar, the Fund’s mid-cap and deep value focus have both been out of favor relative to large-cap and more growth oriented stocks during 2015.

The Board noted its familiarity with the Investment Advisor as the investment advisor of two other series of the Trust, and considered the nature, extent, and quality of the services to be provided by the Investment Advisor with respect to each Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of each Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of each Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure. The Board and the Independent Trustees concluded that, based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Funds and that the Investment Advisor would provide each Fund with a reasonable potential for good investment results.

Berwyn Fund, Berwyn Income Fund, and Berwyn Cornerstone Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board also considered information included in the meeting materials regarding the proposed investment advisory fee and estimated total expenses of each Fund. With respect to the proposed fees and expenses for the Funds, the meeting materials indicated the following:

•	The advisory fee proposed to be paid by the Berwyn Fund (gross of fee waivers) was higher than the Peer Group median and Fund Universe median by 0.10% and 0.15%, respectively. The Trustees noted that in 2013 the Predecessor Berwyn Fund’s investment advisor had implemented advisory fee breakpoints with respect to the Berwyn Fund at the $500 million and $1 billion asset levels, which would be continued by the Investment Advisor. The proposed total expenses of the Fund (net of fee waivers) were above the Peer Group median by 0.10% and the Fund Universe median by 0.12%.

•	The Income Fund’s proposed investment advisory fee (gross of fee waivers) and total expenses (net of fee waivers) were below the Fund Universe and Peer Group medians.

•	The Cornerstone Fund’s proposed investment advisory fee (gross of fee waivers) was above the Peer Group and Fund Universe medians by 0.10% and 0.15%, respectively. The Trustees noted that in 2010, the Predecessor Cornerstone Fund’s investment advisor had reduced the advisory fee it charged to the Predecessor Cornerstone Fund to the current level. The Trustees also noted that the Investment Advisor anticipated waiving more than half of its advisory fee with respect to the Fund in its first year of operations. The Fund’s proposed total expenses (net of fee waivers) were above the Peer Group median by 0.18% and the Fund Universe median by 0.41%.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to each Fund.

Profitability and Economies of Scale
The Board reviewed information relating to the estimated profitability to the Investment Advisor of its relationship with each Fund in its first year of operations, taking into account estimated assets of $313 million for the Berwyn Fund, $2.4 billion for the Income Fund, and $20 million for the Cornerstone Fund. The Trustees noted that the Investment Advisor anticipated it would realize a profit only with respect to the Berwyn Fund and the Income Fund during such period, and determined that the level of profitability was reasonable. The Board noted the potential benefits received by the Investment Advisor as a result of its relationship with the Funds (other than the payment of advisory fees), including research received from broker-dealers providing execution services to the Funds, beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with each Fund’s performance.

The Board also noted that the advisory fee schedules for the Berwyn Fund and the Income Fund had fee breakpoints, which were designed to pass any benefits of economies of scale to the respective Fund’s shareholders. With respect to the Cornerstone Fund, the Board noted that although there were no advisory fee breakpoints, during the Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Berwyn Funds
EXPENSE EXAMPLES
For the Six Months Ended June 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Berwyn Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/16	6/30/16	1/1/16 – 6/30/16
Actual Performance	$ 1,000.00	$ 1,060.10	$ 6.74
Hypothetical (5% annual return before expenses)	1,000.00	1,018.32	6.60

*
Expenses are equal to the Fund’s annualized expense ratio of 1.32% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Berwyn Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended June 30, 2016 (Unaudited)

Berwyn Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/16	6/30/16	1/1/16 – 6/30/16
Actual Performance	$ 1,000.00	$ 1,045.70	$ 3.40
Hypothetical (5% annual return before expenses)	1,000.00	1,021.54	3.36

*
Expenses are equal to the Fund’s annualized expense ratio of 0.67% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Berwyn Cornerstone Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	1/1/16	6/30/16	1/1/16 – 6/30/16
Actual Performance	$ 1,000.00	$ 1,114.20	$ 6.37
Hypothetical (5% annual return before expenses)	1,000.00	1,018.84	6.08

*
Expenses are equal to the Fund’s annualized expense ratio of 1.21% multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Berwyn Fund
Berwyn Income Fund
Berwyn Cornerstone Fund
Each a series of Investment Managers Series Trust

Investment Advisor
Chartwell Investment Partners, LLC
1235 Westlakes Drive, Suite 400
Berwyn, Pennsylvania 19312

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Berwyn Fund	BERWX	46141Q 519
Berwyn Income Fund	BERIX	46141Q 493
Berwyn Cornerstone Fund	BERCX	46141Q 485

Privacy Principles of the Berwyn Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Berwyn Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds (toll-free) at (888) 995-5505, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds (toll-free) at (888) 995-5505, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds (toll-free) at (888) 995-5505. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Berwyn Funds
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 995-5505

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	09/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	09/08/2016